SUBSEQUENT EVENT (Details Narrative) - USD ($)	1 Months Ended
	Oct. 16, 2025	Feb. 25, 2025	Mar. 31, 2024	Mar. 21, 2024	Feb. 22, 2024	May 17, 2023	Sep. 10, 2025	Apr. 07, 2025	Mar. 07, 2025
Convertible debt discount							$ 13,500
Convertible Promissory Note Agreement [Member]
Convertible debt instrument		$ 358,200	$ 10,000	$ 20,000	$ 60,000	$ 30,000			$ 370,000
Convertible debt maturity date			Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor [Member] | Convertible Promissory Note Agreement [Member]
Convertible debt instrument	$ 57,500							$ 10,000
Convertible debt maturity date	Oct. 16, 2026
Proceeds from issuance (net)	$ 52,500
Convertible debt discount	$ 5,000
Convertible debt interest rate	10.00%
Number of shares underlying warrants	50,000
Exercise (strike) price per share	$ 1.50
Aerospace Capital Partners, LLC [Member]
Sale shares of common stock		18,000,000
Convertible debt instrument		$ 358,200
Conversion price		$ 0.015